COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($)	1 Months Ended	9 Months Ended
	Nov. 29, 2018	Apr. 30, 2019
Loss Contingencies [Line Items]
Number of stock issued		20,245,519
Mammoth Empire Estate Sdn. Bhd | Subscription agreement
Loss Contingencies [Line Items]
Number of stock issued	4,704,763
Aggregate price of common stock shares issued	$ 3,999,048
Closing price per share	$ 0.85